Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk
Schedule of Group's continuing hedge relationships

2017

			Other comprehensive income
					Fair value
					loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2017	to OCI	statement	2017	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk
Cross currency interest rate swap – Euro bond	EUR 300m	31	–	–	–	–	2021	1.09	USD LIBOR + 1.27%
Cash flow hedges – foreign currency and interest rate risk
Cross currency interest rate swaps – Euro bonds	EUR 2,200m	197	(80)	(311)	315	(76)	2025	1.14	USD 2.69%
Net investment hedge – foreign exchange risk
Transactions matured pre 2017		–	(338)	–	–	(338)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.5bn	223	(242)	19	–	(223)	2019	78.01	JPY 0.35%
Cross currency interest rate swap – CNY investment	CNY 458m	(4)	(7)	11	–	4	2026	6.68	CNY 4.80%
Cross currency interest rate swap – CNY investment	CNY 919m	12	(29)	17	–	(12)	2018	6.09	CNY 3.12%
Foreign currency borrowing – GBP investment	GBP 350m	(468)	(281)	41	–	(240)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment	EUR 450m	(586)	–	65	–	65	2021	n/a	EUR 0.88%
Contingent consideration liabilities – AZUK and AZAB USD investments	USD 6,379m	(6,379)	1,850	(611)	–	1,239	–	–	–

2018

			Other comprehensive income
					Fair value
					(gain)
			Opening	Fair value	recycled	Closing
	Nominal		balance	loss(gain)	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2018	to OCI	statement	2018	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk[1]
Cross currency interest rate swap – Euro bond	EUR 300m	16	–	–	–	–	2021	1.09	USD LIBOR + 1.27%
Cash flow hedges – foreign currency and interest rate risk[2,4]
Cross currency interest rate swaps – Euro bonds	EUR 2,200m	101	(76)	95	(111)	(92)	2025	1.14	USD 2.69%
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre 2018		–	(338)	–	–	(338)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.5bn	213	(223)	10	–	(213)	2019	78.01	JPY 0.35%
Cross currency interest rate swap – CNY investment	CNY 458m	(4)	4	–	–	4	2026	6.68	CNY 4.80%
Cross currency interest rate swap – CNY investment	CNY 919m	–	(12)	(6)	–	(18)	2018	6.09	CNY 3.12%
Foreign currency borrowing – GBP investment	GBP 350m	(443)	(240)	(25)	–	(265)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment	EUR 450m	(508)	65	(21)	–	44	2021	n/a	EUR 0.88%
Contingent consideration liabilities – AZUK and AZAB USD investments	USD 6,015m	(6,015)	1,239	566	–	1,805	–	–	–

2019

			Other comprehensive income
					Fair value
					(gain)
			Opening	Fair value	recycled	Closing
	Nominal		balance	loss/(gain)	to the	balance			Average
	amounts	Carrying	1 January	deferred	income	31 December	Average	Average	pay
	in local	value	2019	to OCI	statement	2019	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk[1]
Cross currency interest rate swap – Euro bond	EUR 300m	10	–	–	–	–	2021	1.09	USD LIBOR + 1.27%
Cash flow hedges – foreign currency and interest rate risk[2,4]
Cross currency interest rate swaps – Euro bonds	EUR 2,200m	(13)	(92)	114	(52)	(30)	2025	1.14	USD 2.69%
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre 2019		–	(356)	–	–	(356)	–	–	–
Cross currency interest rate swap – JPY investment[5]	JPY 58.5bn	–	(213)	4	–	(209)	2019	78.01	JPY 0.35%
Cross currency interest rate swap – JPY investment	JPY 58.3bn	4	–	(4)	–	(4)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458m	(1)	4	(3)	–	1	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	(457)	(265)	14	–	(251)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment	EUR 450m	(498)	44	(10)	–	34	2021	n/a	EUR 0.88%
Contingent consideration liabilities – AZUK and AZAB USD investments	USD 5,583m	(5,583)	1,805	248	–	2,053	–	–	–
1.	Hedge ineffectiveness recognised on swaps designated in a fair value hedge during the period was a gain of $3m (2018: loss of $3m).
2.	Hedge ineffectiveness recognised on swaps designated in a cash flow hedge during the period was $nil (2018: $nil).
3.	Hedge ineffectiveness recognised on swaps designated in a net investment hedge during the period was $nil (2018: $nil).
4.	Fair value movements on cross currency interest rate swaps in cash flow hedge and net investment hedge relationships are shown inclusive of the impact of costs of hedging.
5.

In September 2019, the maturity of our JPY 58.5bn cross currency interest rate swap resulted in a net cash inflow of $209m. The cash flow associated with the settlement has been reflected in cash flows from investing activities within the Consolidated Statement of Cash Flows on page 171, as its primary purpose was to hedge the translation foreign exchange risk arising on the consolidation of the Group’s net investment in Japan.

Schedule of liquidity risk

	Bank					Total	Derivative		Derivative		Total
	overdrafts				Trade	non-derivative	financial		financial		derivative
	and other		Finance		and other	financial	instruments		instruments		financial
	loans	Bonds	leases	[1]	payables	instruments	receivable	[2]	payable	[2]	instruments	2	Total
	$m	$m	$m		$m	$m	$m		$m		$m		$m
Within one year	859	1,985	5		11,840	14,689	(6,996)		7,020		24		14,713
In one to two years	–	1,564	–		1,976	3,540	(803)		601		(202)		3,338
In two to three years	–	2,144	–		1,586	3,730	(39)		80		41		3,771
In three to four years	16	2,000	–		3,240	5,256	(994)		971		(23)		5,233
In four to five years	–	1,736	–		1,112	2,848	(34)		59		25		2,873
In more than five years	–	15,575	–		2,808	18,383	(2,198)		2,217		19		18,402
	875	25,004	5		22,562	48,446	(11,064)		10,948		(116)		48,330
Effect of interest	(14)	(7,969)	–		–	(7,983)	286		(720)		(434)		(8,417)
Effect of discounting, fair values and issue costs	–	(94)	–		(3,081)	(3,175)	9		37		46		(3,129)
31 December 2017	861	16,941	5		19,481	37,288	(10,769)		10,265		(504)		36,784

	Bank					Total	Derivative		Derivative		Total
	overdrafts				Trade	non-derivative	financial		financial		derivative
	and other		Finance		and other	financial	instruments		instruments		financial
	loans	Bonds	leases	[1]	payables	instruments	receivable	[2]	payable	[2]	instruments	[2]	Total
	$m	$m	$m		$m	$m	$m		$m		$m		$m
Within one year	774	1,629	–		13,029	15,432	(10,368)		10,171		(197)		15,235
In one to two years	7	2,210	–		1,688	3,905	(35)		82		47		3,952
In two to three years	14	2,002	–		833	2,849	(950)		974		24		2,873
In three to four years	–	1,813	–		3,340	5,153	(30)		58		28		5,181
In four to five years	–	2,069	–		776	2,845	(30)		58		28		2,873
In more than five years	–	17,405	–		2,084	19,489	(2,084)		2,154		70		19,559
	795	27,128	–		21,750	49,673	(13,497)		13,497		–		49,673
Effect of interest	(2)	(8,669)	–		–	(8,671)	251		(509)		(258)		(8,929)
Effect of discounting, fair values and issue costs	(17)	(122)	–		(2,139)	(2,278)	(9)		(117)		(126)		(2,404)
31 December 2018	776	18,337	–		19,611	38,724	(13,255)		12,871		(384)		38,340

	Bank					Total	Derivative	Derivative		Total
	overdrafts				Trade	non-derivative	financial	financial		derivative
	and other		Lease		and other	financial	instruments	instruments		financial
	loans	Bonds	liability	[1]	payables	instruments	receivable	payable	[2]	instruments	Total
	$m	$m	$m		$m	$m	$m	$m		$m	$m
Within one year	234	2,207	205		14,054	16,700	(11,956)	11,985		29	16,729
In one to two years	14	1,970	158		1,769	3,911	(955)	976		21	3,932
In two to three years	–	1,810	117		1,811	3,738	(54)	67		13	3,751
In three to four years	–	2,068	79		1,592	3,739	(54)	67		13	3,752
In four to five years	–	1,479	50		1,652	3,181	(1,051)	1,079		28	3,209
In more than five years	–	15,906	128		1,052	17,086	(1,648)	1,654		6	17,092
	248	25,440	737		21,930	48,355	(15,718)	15,828		110	48,465
Effect of interest	(1)	(8,038)	–		–	(8,039)	409	(488)		(79)	(8,118)
Effect of discounting, fair values and issue costs	(3)	(94)	(62)		(1,619)	(1,778)	(20)	(54)		(74)	(1,852)
31 December 2019	244	17,308	675		20,311	38,538	(15,329)	15,286		(43)	38,495
1.	Comparative figures relate to Finance leases recognised under IAS 17.
2.

The maturity profile table has been amended in 2019 to show gross derivative flows and to include all derivatives shown in Note 13 on page 195. In previous periods the table separately disclosed the net cash flows on interest rate swaps and cross-currency swaps. Other derivative instruments amounting to $18m in 2018 and $5m in 2017 were not included in the table.

Schedule of market risk

			2019			2018			2017
	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial liabilities
Interest-bearing loans and borrowings
Current	1,785	225	2,010	999	755	1,754	404	1,843	2,247
Non-current	14,893	1,324	16,217	16,038	1,321	17,359	14,608	952	15,560
Total	16,678	1,549	18,227	17,037	2,076	19,113	15,012	2,795	17,807
Financial assets
Fixed deposits	38	–	38	40	–	40	–	80	80
Cash and cash equivalents	–	5,369	5,369	–	4,831	4,831	–	3,324	3,324
Total	38	5,369	5,407	40	4,831	4,871	–	3,404	3,404

Schedule of market risk on equity securities

	2019	2018	2017
	$m	$m	$m
Equity securities at fair value through Other comprehensive income (Note 12)	1,339	833	–
Equity securities available for sale (Note 12)	–	–	933
Total	1,339	833	933

Schedule of foreign currency risk

.

		Interest rates		Exchange rates
31 December 2017	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,329	(1,293)	198	(198)
Impact on profit: (loss)/gain ($m)	–	–	(123)	123
Impact on equity: gain/(loss) ($m)	–	–	321	(321)

		Interest rates		Exchange rates
31 December 2018	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,130	(1,267)	(146)	161
Impact on profit: (loss)/gain ($m)	–	–	(299)	348
Impact on equity: gain/(loss) ($m)	–	–	153	(187)

		Interest rates		Exchange rates
31 December 2019	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,417	(1,521)	(4)	(36)
Impact on profit: (loss)/gain ($m)	–	–	(174)	172
Impact on equity: gain/(loss) ($m)	–	–	170	(208)

Schedule of ageing of trade receivables

	2019	2018	2017
	$m	$m	$m
Not past due	3,176	2,853	2,488
Past due 0–90 days	310	81	260
Past due 90–180 days	80	24	31
Past due > 180 days	19	37	23
	3,585	2,995	2,802

Schedule of the movement in provisions for trade receivables

	2019	2018	2017
	$m	$m	$m
Movements in provisions for trade receivables
At 1 January	38	16	42
Income statement	(13)	22	(26)
Amounts utilised, exchange and other movements	(4)	–	–
At 31 December	21	38	16

Credit risk assets
Financial risk
Schedule of credit risk

Current assets

	2019	2018	2017
	$m	$m	$m
Cash at bank and in hand	755	893	784
Money market liquidity fund	4,110	3,435	1,150
Collateralised repurchase agreement	400	400	1,150
Other short-term cash equivalents	104	103	240
Total Cash and cash equivalents (Note 17)	5,369	4,831	3,324
Fixed income securities at fair value through profit and loss (Note 12)	811	809	–
Fixed income securities available for sale (Note 12)	–	–	1,150
Fixed deposits (Note 12)	38	40	80
Total derivative financial instruments (Note 13)	36	258	28
Current assets subject to credit risk	6,254	5,938	4,582

Non-current assets

	2019	2018	2017
	$m	$m	$m
Fixed income securities at fair value through profit and loss (Note 12)	62	–	–
Derivative financial instruments (Note 13)	61	157	504
Non-current assets subject to credit risk	123	157	504

Trade receivables
Financial risk
Schedule of credit risk

		0-90 days	90-180 days	Over 180 days
1 January 2018	Current	past due	past due	past due	Total
Expected loss rate	0.05%	0.75%	5%	33%
Gross carrying amount ($m)	2,490	262	31	35	2,818
Loss allowance ($m)	1	2	1	12	16

		0-90 days	90-180 days	Over 180 days
31 December 2018	Current	past due	past due	past due	Total
Expected loss rate	0.05%	0.75%	10%	47%
Gross carrying amount ($m)	2,854	82	27	70	3,033
Loss allowance ($m)	1	1	3	33	38

		0-90 days	90-180 days	Over 180 days
31 December 2019	Current	past due	past due	past due	Total
Expected loss rate	0.05%	0.75%	2%	44%
Gross carrying amount($m)	3,178	312	82	34	3,606
Loss allowance ($m)	2	2	2	15	21